First Trust NYSE Arca Biotechnology Index Fund Investment Objectives and Goals - First Trust NYSE Arca Biotechnology Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust NYSE® Arca® Biotechnology Index Fund (FBT)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust NYSE® Arca® Biotechnology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NYSE® Arca® Biotechnology Index (the “Index”).